Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 07, 2020	Jan. 17, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Aggregate principal amount						$ 95.0
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001
Value per share			$ 12.65
Sprott Credit Agreement
Subsequent Event [Line Items]
Aggregate principal amount				$ 110.0
Amount expected to be drawn at closing				70.0
Assumed New Subordinated Notes
Subsequent Event [Line Items]
Aggregate principal amount				80.0
Subsequent Event
Subsequent Event [Line Items]
Smelter royalty agreement, percent					1.50%
Smelter royalty agreement, amount					$ 30.0
Subsequent Event | 1.25 Lien Notes
Subsequent Event [Line Items]
Proceeds from issuance of notes	$ 10.0	$ 5.0
Forward purchase agreement | Subsequent Event
Subsequent Event [Line Items]
Amount receivable from sale of MUDS units and shares					25.0
Backstop agreement | Subsequent Event
Subsequent Event [Line Items]
Amount receivable from sale of MUDS units and shares					$ 65.0
Minimum
Subsequent Event [Line Items]
Unrestricted and available cash on hand at closing				$ 50.0